Note 2 - Revenue Recognition (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Percentage of Revenues	98.00%
Contract with Customer, Asset, after Allowance for Credit Loss, Current, Total	$ 939	$ 911